JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.0%
Australia — 4.8%
Australia & New Zealand Banking Group Ltd.	5,036	102,526
BHP Group Ltd.	10,274	403,551
Commonwealth Bank of Australia	683	50,069
CSL Ltd.	590	125,606
Fortescue Metals Group Ltd.	2,076	37,934
Goodman Group, REIT	1,753	29,156
IDP Education Ltd.	2,238	46,374
Macquarie Group Ltd.	175	20,207
National Australia Bank Ltd.	4,658	88,827
Rio Tinto Ltd.	844	82,720
Rio Tinto plc	2,912	247,346
South32 Ltd.	7,211	15,801
Wesfarmers Ltd.	574	25,880
Westpac Banking Corp.	6,127	110,056
Woolworths Group Ltd.	659	18,852

		1,404,905

Austria — 0.7%
BAWAG Group AG(a)	354	20,111
Erste Group Bank AG	2,756	106,797
OMV AG	730	39,416
Raiffeisen Bank International AG	866	20,476
Wienerberger AG	376	15,369

		202,169

Belgium — 0.9%
Ageas SA	379	20,013
Anheuser-Busch InBev SA	199	12,559
Bekaert SA	438	20,802
bpost SA*	1,349	15,149
KBC Group NV	2,272	182,948

		251,471

Canada — 0.4%
Canadian National Railway Co.	440	47,809
Toronto-Dominion Bank (The)	966	64,227

		112,036

China — 1.7%
Alibaba Group Holding Ltd., ADR*	636	124,141
Bilibili, Inc., ADR*	672	57,510
BOC Hong Kong Holdings Ltd.	9,500	30,507
Budweiser Brewing Co. APAC Ltd.(a)	13,900	38,792
Prosus NV*	791	70,572
Tencent Holdings Ltd., ADR	2,270	138,924
TI Fluid Systems plc(a)	4,876	21,000
Yangzijiang Shipbuilding Holdings Ltd.	23,300	23,578

		505,024

Denmark — 3.5%
AP Moller - Maersk A/S, Class B	6	16,651
Carlsberg A/S, Class B	726	134,154
Genmab A/S*	236	106,667
Matas A/S	944	16,830
Novo Nordisk A/S, Class B	5,527	511,642
Orsted A/S(a)	1,343	199,194
Solar A/S, Class B	169	16,435
Spar Nord Bank A/S	1,807	21,727

		1,023,300

Finland — 1.0%
Caverion OYJ	1,648	14,299
Elisa OYJ	296	19,024
Kone OYJ, Class B	2,220	183,875
Nordea Bank Abp	5,087	59,571
Valmet OYJ	349	14,565

		291,334

France — 11.0%
Accor SA*	595	21,057
Air Liquide SA	440	76,520
Airbus SE*	277	37,996
Alstom SA*	613	25,425
Arkema SA	191	24,311
AXA SA	5,352	138,601
BNP Paribas SA	3,396	207,085
Capgemini SE	1,271	274,730
Carrefour SA	731	13,578
Cie de Saint-Gobain	745	53,251
CNP Assurances	1,186	20,160
Credit Agricole SA	2,159	30,104
Dassault Systemes SE	139	7,668
EssilorLuxottica SA	94	17,746
Fnac Darty SA	319	22,142
Gecina SA, REIT	160	25,375
IPSOS	349	16,214
Kering SA	175	156,999
L’Oreal SA	782	357,760
LVMH Moet Hennessy Louis Vuitton SE	750	600,501
Metropole Television SA	834	16,700
Pernod Ricard SA	413	91,152
Publicis Groupe SA	474	29,924
Quadient SA	503	14,762
Renault SA*	286	10,862
Rothschild & Co.	526	19,686
Safran SA	1,300	170,137
Sanofi	580	59,783
Societe Generale SA	1,979	57,956
Sopra Steria Group SACA	64	12,722
Technip Energies NV*	1,471	19,936
Thales SA	179	18,787
TotalEnergies SE	6,809	296,918
Veolia Environnement SA	2,128	69,793
Vinci SA	1,626	172,152

		3,188,493

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Germany — 8.5%
adidas AG	780	283,104
Allianz SE (Registered)	1,410	350,474
Aurubis AG	150	15,191
BASF SE	560	44,004
Bayer AG (Registered)	541	32,232
Bayerische Motoren Werke AG	431	42,855
Continental AG*	128	17,388
Covestro AG(a)	408	26,284
Daimler AG (Registered)	1,330	118,689
Deutsche Boerse AG	324	54,064
Deutsche Post AG (Registered)	2,723	184,541
Deutsche Telekom AG (Registered)	5,184	107,590
HeidelbergCement AG	299	26,497
Hornbach Holding AG & Co. KGaA	179	20,112
Infineon Technologies AG	1,752	66,951
JOST Werke AG(a)	241	14,723
Kloeckner & Co. SE*	1,336	20,324
Merck KGaA	212	43,397
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	517	139,499
RWE AG	2,395	85,156
SAP SE	582	83,524
Sartorius AG (Preference)	80	48,393
Siemens AG (Registered)	1,354	211,269
Symrise AG	691	101,887
Volkswagen AG (Preference)	976	237,725
Vonovia SE	532	35,420
Zalando SE*(a)	539	59,890

		2,471,183

Hong Kong — 2.5%
AIA Group Ltd.	30,800	368,546
Haitong International Securities Group Ltd.	62,000	15,978
Hong Kong Exchanges & Clearing Ltd.	4,200	268,421
Hongkong Land Holdings Ltd.	5,300	24,046
Hysan Development Co. Ltd.	4,000	15,751
Sun Hung Kai Properties Ltd.	2,500	35,763

		728,505

India — 0.6%
HDFC Bank Ltd., ADR	2,441	172,261

Indonesia — 0.1%
Bank Central Asia Tbk. PT	18,100	37,365

Ireland — 0.4%
CRH plc	995	49,729
Kingspan Group plc	473	51,436
Ryanair Holdings plc, ADR*	175	19,082

		120,247

Italy — 1.2%
Assicurazioni Generali SpA	1,536	30,625
Azimut Holding SpA	652	16,772
Enel SpA	4,676	43,092
Eni SpA	3,757	44,429
FinecoBank Banca Fineco SpA*	3,139	56,208
Intesa Sanpaolo SpA	23,617	65,243
Mediobanca Banca di Credito Finanziario SpA*	1,157	13,542
Snam SpA	2,216	13,404
Telecom Italia SpA	23,668	10,365
UniCredit SpA	3,756	44,927
Unipol Gruppo SpA	4,001	21,263

		359,870

Japan — 19.9%
AGC, Inc.	400	17,105
Ajinomoto Co., Inc.	700	17,834
Asahi Group Holdings Ltd.	1,000	44,995
Asahi Kasei Corp.	3,100	33,805
Bridgestone Corp.	1,300	57,271
Brother Industries Ltd.	800	16,281
Central Japan Railway Co.	200	29,093
Cosmo Energy Holdings Co. Ltd.	800	18,606
Credit Saison Co. Ltd.	1,900	22,663
Dai-ichi Life Holdings, Inc.	2,300	42,332
Daiichi Sankyo Co. Ltd.	1,100	21,785
Daikin Industries Ltd.	1,000	208,833
Daiwa House Industry Co. Ltd.	700	21,462
Denso Corp.	400	27,481
Dentsu Group, Inc.	600	20,852
ENEOS Holdings, Inc.	9,400	39,486
FANUC Corp.	400	89,587
Fujitsu Ltd.	100	17,013
Fuyo General Lease Co. Ltd.	400	26,136
Hitachi Ltd.	2,000	115,038
Honda Motor Co. Ltd.	3,400	109,201
Hoya Corp.	1,800	254,105
Isuzu Motors Ltd.	4,400	58,695
ITOCHU Corp.	2,400	71,038
Japan Airlines Co. Ltd.*	600	12,508
Japan Exchange Group, Inc.	600	13,647
Japan Post Holdings Co. Ltd.*	2,500	21,221
Kao Corp.	600	36,127
KDDI Corp.	3,000	91,751
Keyence Corp.	700	389,902
Konami Holdings Corp.	400	22,154
Kubota Corp.	3,700	77,372
Kyocera Corp.	200	12,358
Kyowa Kirin Co. Ltd.	4,000	130,205
M3, Inc.	200	13,081
Makita Corp.	2,000	103,998
MISUMI Group, Inc.	400	13,942
Mitsubishi Chemical Holdings Corp.	4,000	33,564
Mitsubishi Corp.	3,200	89,756
Mitsubishi Electric Corp.	1,400	18,994

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	25,100	132,595
Mitsui & Co. Ltd.	2,900	66,562
Mitsui Fudosan Co. Ltd.	1,300	30,403
Mizuho Financial Group, Inc.	4,400	62,874
MS&AD Insurance Group Holdings, Inc.	1,000	30,911
Murata Manufacturing Co. Ltd.	600	49,791
Nidec Corp.	800	89,795
Nintendo Co. Ltd.	100	51,410
Nippon Express Co. Ltd.	200	14,610
Nippon Steel Corp.	1,000	17,347
Nippon Telegraph & Telephone Corp.	4,000	102,433
Nitori Holdings Co. Ltd.	100	19,008
Nomura Holdings, Inc.	6,500	32,549
Nomura Real Estate Holdings, Inc.	1,000	24,796
Nomura Research Institute Ltd.	600	19,308
Ono Pharmaceutical Co. Ltd.	1,000	22,828
ORIX Corp.	4,300	75,230
Otsuka Corp.	500	25,980
Recruit Holdings Co. Ltd.	2,500	129,577
Resona Holdings, Inc.	4,700	17,647
Rohm Co. Ltd.	100	9,756
Ryohin Keikaku Co. Ltd.	1,100	22,315
SBI Holdings, Inc.	800	19,150
Sekisui House Ltd.	1,800	35,650
Seven & i Holdings Co. Ltd.	1,000	44,620
Shimadzu Corp.	500	20,165
Shimano, Inc.	400	102,392
Shin-Etsu Chemical Co. Ltd.	700	114,191
Shionogi & Co. Ltd.	200	10,533
SMC Corp.	400	237,790
SoftBank Corp.	4,900	64,000
SoftBank Group Corp.	800	50,309
Sojitz Corp.	7,600	23,251
Sompo Holdings, Inc.	500	20,671
Sony Group Corp.	3,800	396,973
Sumitomo Corp.	1,900	25,821
Sumitomo Electric Industries Ltd.	1,300	18,469
Sumitomo Metal Mining Co. Ltd.	600	24,316
Sumitomo Mitsui Financial Group, Inc.	3,400	114,611
Sumitomo Mitsui Trust Holdings, Inc.	1,200	39,391
Suzuki Motor Corp.	500	20,343
Sysmex Corp.	1,100	130,890
T&D Holdings, Inc.	3,500	44,782
Takeda Pharmaceutical Co. Ltd.	1,000	33,287
Terumo Corp.	500	19,405
Tokio Marine Holdings, Inc.	1,000	47,661
Tokyo Electron Ltd.	500	206,213
Toyota Motor Corp.	4,000	359,102
Toyota Tsusho Corp.	500	23,607

		5,756,595

Luxembourg — 0.1%
ArcelorMittal SA	846	29,547

Macau — 0.1%
Sands China Ltd.*	8,000	27,248

Malta — 0.1%
Kindred Group plc, SDR	1,086	17,776

Netherlands — 6.1%
Adyen NV*(a)	70	189,704
Aegon NV	5,531	23,549
Akzo Nobel NV	488	60,281
Argenx SE*	130	39,334
Argenx SE*	26	7,940
ASM International NV	44	15,616
ASML Holding NV	1,026	784,259
ING Groep NV	12,889	165,375
Koninklijke Ahold Delhaize NV	3,036	94,374
Koninklijke DSM NV	134	27,012
Koninklijke KPN NV	9,709	31,859
Koninklijke Philips NV	388	17,890
NN Group NV	1,589	78,999
PostNL NV	2,684	14,525
Randstad NV	541	39,250
Royal Dutch Shell plc, Class B	4,150	82,001
Signify NV(a)	455	25,488
Wolters Kluwer NV	620	70,682

		1,768,138

Norway — 0.5%
Bank Norwegian ASA	1,669	19,551
DNB Bank ASA	1,280	26,231
Equinor ASA	1,831	35,666
Norsk Hydro ASA	3,174	21,117
Selvaag Bolig ASA	2,070	13,707
SpareBank 1 Nord Norge	1,668	15,803

		132,075

Poland — 0.1%
InPost SA*	2,062	40,432

Portugal — 0.0%(b)
Galp Energia SGPS SA	1,037	10,112

Russia — 0.1%
Evraz plc	2,138	18,267

Singapore — 0.8%
DBS Group Holdings Ltd.	5,900	132,021
Oversea-Chinese Banking Corp. Ltd.	6,000	54,283
United Overseas Bank Ltd.	1,600	30,934

		217,238

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
South Africa — 0.8%
Anglo American plc	4,788	212,175
Investec plc	4,492	17,066

		229,241

South Korea — 1.6%
Delivery Hero SE*(a)	1,230	183,876
LG Chem Ltd.	98	71,981
Samsung Electronics Co. Ltd., GDR(a)	114	195,361

		451,218

Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	577	15,177
Banco Bilbao Vizcaya Argentaria SA	15,685	100,407
Banco Santander SA	22,112	81,000
CaixaBank SA	13,550	40,242
Cellnex Telecom SA(a)	2,208	143,999
Endesa SA	1,294	31,432
Iberdrola SA	16,640	200,264
Indra Sistemas SA*	2,056	21,523
Industria de Diseno Textil SA	2,785	94,457
Mediaset Espana Comunicacion SA*	2,486	14,790
Telefonica SA	7,030	32,161

		775,452

Sweden — 3.1%
Assa Abloy AB, Class B	3,961	127,054
Atlas Copco AB, Class A	3,965	268,530
Boliden AB*	804	31,334
Intrum AB	457	14,160
Lundin Energy AB	1,504	46,886
Sandvik AB	1,327	34,603
Skandinaviska Enskilda Banken AB, Class A	2,286	30,918
Skanska AB, Class B	635	17,926
SKF AB, Class B	1,920	51,085
SSAB AB, Class B*	3,611	18,459
Svenska Handelsbanken AB, Class A	14,531	163,754
Telefonaktiebolaget LM Ericsson, Class B	1,409	16,252
Volvo AB, Class B	2,953	69,637

		890,598

Switzerland — 9.7%
ABB Ltd. (Registered)	1,109	40,543
Adecco Group AG (Registered)	785	47,011
Cie Financiere Richemont SA (Registered)	314	40,182
Givaudan SA (Registered)	14	69,878
Holcim Ltd.*	3,223	188,936
Julius Baer Group Ltd.	458	30,229
Lonza Group AG (Registered)	390	303,664
Nestle SA (Registered)	6,029	763,450
Novartis AG (Registered)	4,252	393,218
Partners Group Holding AG	35	59,793
Roche Holding AG	772	298,233
Schindler Holding AG	49	15,863
SGS SA (Registered)	47	152,124
Straumann Holding AG (Registered)	53	98,263
Swiss Life Holding AG (Registered)	54	27,853
Swisscom AG (Registered)	32	19,232
UBS Group AG (Registered)	8,010	131,971
Zurich Insurance Group AG	349	140,708

		2,821,151

Taiwan — 1.1%
Sea Ltd., ADR*	577	159,344
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,380	160,963

		320,307

Ukraine — 0.1%
Ferrexpo plc	2,980	19,919

United Kingdom — 12.5%
3i Group plc	5,053	89,808
Ashtead Group plc	313	23,422
AstraZeneca plc	1,236	142,029
Aviva plc	5,056	27,154
Barclays plc	24,524	59,325
Barratt Developments plc	1,818	17,767
Berkeley Group Holdings plc	778	52,381
BP plc	47,596	191,051
British American Tobacco plc	1,019	37,899
BT Group plc*	9,488	22,854
Centrica plc*	25,086	15,830
CK Hutchison Holdings Ltd.	6,000	43,838
DCC plc	362	30,308
Diageo plc	9,067	449,599
Dixons Carphone plc*	11,725	21,031
GlaxoSmithKline plc	10,534	207,981
Halfords Group plc*	2,628	12,997
HSBC Holdings plc	27,152	149,884
InterContinental Hotels Group plc*	1,738	114,784
Intertek Group plc	1,040	74,512
ITV plc*	8,413	13,082
J Sainsbury plc	4,482	17,649
Just Group plc*	15,744	21,821
Kingfisher plc	4,721	24,249
Land Securities Group plc, REIT	2,585	25,443
Legal & General Group plc	21,707	78,633
Linde plc	584	179,080
Lloyds Banking Group plc	181,567	114,799
London Stock Exchange Group plc	1,434	149,525
M&G plc	8,689	27,207
Marks & Spencer Group plc*	9,889	18,616
Mitie Group plc*	21,370	18,833
Morgan Sindall Group plc	485	15,775

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Natwest Group plc	9,102	25,547
Next plc*	384	42,065
OSB Group plc	3,983	26,796
Persimmon plc	2,552	102,942
Prudential plc	6,844	128,522
Reach plc	5,590	29,876
Reckitt Benckiser Group plc	2,812	215,117
RELX plc	9,018	265,078
Smith & Nephew plc	1,664	33,957
Standard Chartered plc	8,058	48,306
Taylor Wimpey plc	17,159	39,230
Tesco plc	9,608	31,105
Unilever plc	1,968	113,261
WPP plc	2,598	33,600

		3,624,568

United States — 2.3%
Ferguson plc	1,800	252,340
Schneider Electric SE	1,951	326,770
Stellantis NV	5,030	96,458

		675,568

TOTAL COMMON STOCKS (Cost $28,502,641)		28,693,613

Total Investments — 99.0% (Cost $28,502,641)		28,693,613
Other Assets Less Liabilities — 1.0%		297,502

Net Assets — 100.0%		28,991,115

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.0%
Pharmaceuticals	6.6
Insurance	6.4
Semiconductors & Semiconductor Equipment	4.3
Machinery	4.3
Metals & Mining	4.2
Textiles, Apparel & Luxury Goods	3.8
Automobiles	3.7
Capital Markets	3.3
Chemicals	3.0
Oil, Gas & Consumable Fuels	2.8
Food Products	2.7
Professional Services	2.7
Beverages	2.7
Household Durables	2.2
Trading Companies & Distributors	2.1
Health Care Equipment & Supplies	2.1
IT Services	2.0
Personal Products	1.8
Electrical Equipment	1.7
Diversified Telecommunication Services	1.7
Electric Utilities	1.7
Electronic Equipment, Instruments & Components	1.6
Building Products	1.6
Internet & Direct Marketing Retail	1.5
Industrial Conglomerates	1.4
Life Sciences Tools & Services	1.1
Entertainment	1.0
Construction Materials	1.0
Biotechnology	1.0
Others (each less than 1.0%)	13.0

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,404,905	$—	$1,404,905
Austria	—	202,169	—	202,169
Belgium	—	251,471	—	251,471
Canada	112,036	—	—	112,036
China	320,575	184,449	—	505,024
Denmark	38,557	984,743	—	1,023,300
Finland	—	291,334	—	291,334
France	71,084	3,117,409	—	3,188,493
Germany	14,723	2,456,460	—	2,471,183
Hong Kong	15,751	712,754	—	728,505
India	172,261	—	—	172,261
Indonesia	—	37,365	—	37,365
Ireland	19,082	101,165	—	120,247
Italy	—	359,870	—	359,870
Japan	—	5,756,595	—	5,756,595
Luxembourg	—	29,547	—	29,547
Macau	—	27,248	—	27,248
Malta	—	17,776	—	17,776
Netherlands	—	1,768,138	—	1,768,138
Norway	55,741	76,334	—	132,075
Poland	—	40,432	—	40,432
Portugal	—	10,112	—	10,112
Russia	—	18,267	—	18,267
Singapore	—	217,238	—	217,238
South Africa	—	229,241	—	229,241
South Korea	—	451,218	—	451,218
Spain	14,790	760,662	—	775,452
Sweden	—	890,598	—	890,598
Switzerland	—	2,821,151	—	2,821,151
Taiwan	320,307	—	—	320,307
Ukraine	—	19,919	—	19,919
United Kingdom	104,277	3,520,291	—	3,624,568
United States	—	675,568	—	675,568

Total Common Stocks	1,259,184	27,434,429	—	28,693,613

Total Investments in Securities	$1,259,184	$27,434,429	$—	$28,693,613